FEBRUARY 27, 2015 (AS AMENDED DECEMBER 21, 2015)

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Management Shares

➢	TempFund

Cash Management: BRTXX

➢	TempCash

Cash Management: BLMXX

➢	FedFund

Cash Management: BFFXX

➢	T-Fund

Cash Management: BPTXX

➢	Federal Trust Fund

Cash Management: BFMXX

➢	Treasury Trust Fund

Cash Management: BTCXX

➢	MuniFund

Cash Management: BCMXX

➢	MuniCash

Cash Management: BRCXX

➢	California Money Fund

Cash Management: BCCXX

➢	New York Money Fund

Cash Management: BLYXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	34
	Key Facts About California Money Fund	39
	Key Facts About New York Money Fund	44

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	49
	Investment Risks	53

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	59
	Purchase of Shares	59
	Redemption of Shares	60
	Additional Purchase and Redemption Information	62
	Cash Management Shareholder Services Plan	62
	Dividends and Distributions	62
	Federal Taxes	63
	State and Local Taxes	64

Management of the Funds	Information About BlackRock
	BlackRock	66
	Conflicts of Interest	68
	Master/Feeder Structure	69

Financial Highlights	Financial Performance of the Funds	70

General Information	Certain Fund Policies	80

Glossary	Glossary of Investment Terms	81

For More Information	Funds and Service Providers	83

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$220	$383	$858

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Management Shares	0.03%	0.02%	1.44%

	7-Day Yield As of December 31, 2014

TempFund—Cash Management Shares	0.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.31%

Distribution (12b-1) Fees	None

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.l5)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2014.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$250	$446	$1,011

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will maintain a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

8 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

9 - TempCash

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Because no Cash Management Shares of TempCash were outstanding during the period February 20, 2009 through December 31, 2014, (a) performance of the Fund’s Cash Management Shares for the period February 20, 2009 through December 31, 2014 is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares and (b) the seven-day yield shown is that of the Fund’s Dollar Shares. Dollar Shares are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. After October 1, 2015, the new maturity restrictions may have an effect on TempCash’s yield and performance. Investors should note that the historical yield and performance information below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity and are not an indication of future returns. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

11 - TempCash

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 14, 2006)

TempCash—Cash Management Shares	0.03%	0.02%	1.16%

	7-Day Yield As of December 31, 2014

TempCash—Dollar Shares	0.08%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

13 - FedFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2014) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 12, 2008)

FedFund—Cash Management Shares	0.01%	0.01%	0.08%

	7-Day Yield As of December 31, 2014

FedFund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

17 - T-Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Cash Management Shares	0.02%	0.01%	1.23%

	7-Day Yield As of December 31, 2014

T-Fund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2014.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$252	$448	$1,013

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

21 - Federal Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

Because the Cash Management Shares of Federal Trust Fund do not have a full calendar year of operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.43%

	7-Day Yield As of December 31, 2014

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

25 - Treasury Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Cash Management Shares	0.00%	0.00%	1.12%

	7-Day Yield As of December 31, 2014

Treasury Trust Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

27 - Treasury Trust Fund

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses[1]	0.86%
Fee Waivers and/or Expense Reimbursements[2]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.70%

[1]	Due to rounding, the Total Annual Fund Operating Expenses are 0.01% lower than the total expenses shown in the Financial Highlights table.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$258	$461	$1,046

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in

29 - MuniFund

which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

30 - MuniFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

31 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Cash Management Shares	0.03%	0.02%	0.93%

	7-Day Yield As of December 31, 2014

MuniFund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

32 - MuniFund

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

33 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.60%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.95%
Fee Waivers and/or Expense Reimbursements[1]	(0.25)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2014.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$278	$501	$1,144

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

34 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

35 - MuniCash

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

36 - MuniCash

Performance Information

Cash Management Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.01%	0.00%	1.08%

	7-Day Yield As of December 31, 2014

MuniCash—Dollar Shares	0.01%

37 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

38 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.58%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.96%
Fee Waivers and/or Expense Reimbursements[1]	(0.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2014.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$280	$506	$1,154

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

39 - California Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

40 - California Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. The State of California, like the rest of the nation, has been slowly emerging from the most significant economic downturn since the Great Depression. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because no Cash Management Shares of California Money Fund were outstanding during the period July 3, 2012 through December 31, 2014, performance for the Fund’s Cash Management Shares for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares. Because no Cash Management Shares of the Fund were outstanding on December 31, 2014, the seven-day yield shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

41 - California Money Fund

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Cash Management Shares	0.01%	0.03%	0.87%

	7-Day Yield As of December 31, 2014

California Money Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

42 - California Money Fund

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

43 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.60%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.98%
Fee Waivers and/or Expense Reimbursements[1]	(0.28)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2016. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$284	$514	$1,176

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

44 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

45 - New York Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

46 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2014).

As of 12/31/14

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 3, 2005)

New York Money Fund—Cash Management Shares	0.01%	0.07%	0.91%

	7-Day Yield As of December 31, 2014

New York Money Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

47 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

48 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will maintain a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 81-82.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 81-82.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Fund	Investment Objective
FedFund T-Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 81-82.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 81-82.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may include other types of securities that a Fund could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2015, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Service and Fitch, Inc. rated the State’s general obligation bonds “Aa3,” “A+” and “A,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events, such as federal budget and debt ceiling negotiations; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; continuing or worsening strife in the Middle East; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; possible changes in federal tax law relating to the taxation of interest on municipal bonds; and the levels of household debt, which may adversely affect consumer spending and New York State tax collections.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2015, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Service and “AA” by Fitch, Inc. As of February 1, 2015, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Service and “AA+” by Fitch, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 3, May 22, November 27, December 24, and December 31, 2015. The NYSE will close early on November 27 and December 24, 2015.

Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for Cash Management Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for Cash Management Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for Cash Management Shares of MuniFund, MuniCash, California Money Fund and New York Money Fund placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Management Shareholder Services Plan

Service Organizations may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2015, nonresident aliens, foreign corporations and other foreign investors in a

Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.652 trillion in investment company and other portfolio assets under management as of December 31, 2014.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Management Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect until March 1, 2016. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2014, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.16%
FedFund	0.08%
T–Fund	0.05%
Federal Trust Fund	0.01%
Treasury Trust Fund	0.04%
MuniFund	0.06%
MuniCash	0.07%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2014.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Cash Management Share of TempFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0001	$0.0002	$0.0001	$0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.25%	0.31%	0.28%	0.35%

Net investment income	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$278,181	$231,804	$300,910	$270,280	$613,283

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

TempCash

Cash Management Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0002	$0.0001	$0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.58%	0.56%	0.53%	0.50%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.26%	0.32%	0.31%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$213,086	$464,691	$551,888	$677,156	$680,296

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

FedFund

The table below sets forth selected financial data for a Cash Management Share of FedFund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.72%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.16%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,547	$2,947	$2,350	$11,720	$13,630

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

T-Fund

The table below sets forth selected financial data for a Cash Management Share of T-Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0002	$0.0001	$0.0001	$0.0001	$0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.70%	0.72%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.11%	0.12%	0.13%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$629,757	$1,002,044	$1,454,450	$1,030,126	$254,091

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

Federal Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Federal Trust Fund outstanding throughout each period presented. There were no Cash Management Shares of Federal Trust Fund outstanding as of October 31, 2012, October 31, 2013 and October 31, 2014.

	Cash Management
	Year Ended October 31, 2011	Period September 24, 2010[2] to October 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000	0.0000
Net realized gain	0.0001	—

Net increase in investment operations	0.0001	0.0000

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)
Net realized gain	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%[3]

Ratios to Average Net Assets
Total expenses	0.83%	0.97%[4]

Total expenses after fees waived and paid indirectly	0.14%	0.24%[4]

Net investment income	0.00%	0.00%[4]

Supplemental Data
Net assets, end of period (000)	$166	$250

[1]	Where applicable, assumes the reinvestment of distributions.
[2]	Commencement of operations.
[3]	Aggregate total investment return.
[4]	Annualized.

Treasury Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Treasury Trust Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0001	$0.0000	$0.0000	$0.0000	$0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.72%	0.73%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.07%	0.10%	0.14%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$14,777	$12,942	$15,122	$7,792	$33,187

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

MuniFund

The table below sets forth selected financial data for a Cash Management Share of MuniFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	$0.0004	$0.0002	$0.0000	$0.0000	$0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.86%	0.86%	0.84%	0.81%	0.78%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.11%	0.23%	0.30%	0.33%

Net investment income	0.02%	0.02%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$8,693	$18,390	$1,287	$1,384	$22,811

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

MuniCash

Cash Management Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	$0.0001	$0.0000	$0.0000	$0.0000	$0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.66%	0.65%	0.63%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.23%	0.29%	0.32%	0.38%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,513	$41,042	$50,060	$76,338	$86,389

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

California Money Fund

The table below sets forth selected financial data for a Cash Management Share of California Money Fund outstanding throughout each year presented. There were no Cash Management Shares of California Money Fund outstanding as of October 31, 2012, October 31, 2013 and October 31, 2014.

	Cash Management
	Year Ended October 31,
	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00

Net investment income	0.0000	0.0000
Net realized gain	0.0013	—

Net increase from investment operations	0.0013	0.0000

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)
Net realized gain	(0.0013)	—

Total dividends and distributions	(0.0013)	(0.0000)

Net asset value, end of year	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	0.88%	0.92%

Total expenses after fees waived and paid indirectly	0.32%	0.38%

Net investment income	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3	$5

[1]	Where applicable, assumes the reinvestment of distributions.

New York Money Fund

The table below sets forth selected financial data for a Cash Management Share of New York Money Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0032	$0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	0.98%	0.96%	0.95%	0.93%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.21%	0.25%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$20,752	$21,079	$5,324	$5,171	$6,750

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Management Shares	Fund Code
TempFund	0H3
TempCash	0H4
FedFund	0U2
T-Fund	0N3
Federal Trust Fund	0U1
Treasury Trust Fund	0N4
MuniFund	0K3
MuniCash	0K4
California Money Fund	0R3
New York Money Fund	0R4

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CM-0215R